Share Capital (Details) - Schedule of stock option - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Schedule of stock option [Abstract]
Number of Options Outstanding Beginning	1,000,000
Exercise Price outstanding Beginning	$ 2.5
Number of Options outstanding Ending		1,000,000
Exercise Price outstanding Ending		$ 2.5
Number of Options Options exercisable
Exercise Price Options exercisable
Number of Options Options expected to vest		1,000,000
Exercise Price Options expected to vest		$ 2.5
Number of Options Granted		1,000,000
Exercise Price Granted		$ 2.5
Number of Options Terminated / Exercised / Expired
Exercise Price Terminated / Exercised / Expired